John Hancock
Active Equity ETFs
Quarterly portfolio holdings 1/31/2024

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 99.5%		$25,030,698
(Cost $24,730,960)
Bermuda 3.0%		750,307
Everest Group, Ltd.	1,949	750,307
Canada 9.4%		2,355,936
Cenovus Energy, Inc.	66,020	1,076,244
MEG Energy Corp. (A)	23,915	455,012
Teck Resources, Ltd., Class B	20,476	824,680
Finland 3.9%		988,919
Fortum OYJ	46,777	644,798
Nordea Bank ABP	27,726	344,121
France 12.2%		3,075,540
Airbus SE	3,954	634,806
AXA SA	19,662	665,511
Rexel SA	20,286	546,264
Sanofi	5,428	550,466
TotalEnergies SE	10,393	678,493
Germany 9.1%		2,283,321
Allianz SE	1,377	370,651
Commerzbank AG	62,707	727,474
Infineon Technologies AG	7,992	292,951
Siemens AG	4,928	892,245
Ireland 6.2%		1,570,624
CRH PLC	14,047	1,006,030
Ryanair Holdings PLC, ADR	4,226	564,594
Japan 25.5%		6,423,869
Asahi Group Holdings, Ltd.	17,600	663,424
Honda Motor Company, Ltd.	37,400	428,690
Kansai Paint Company, Ltd.	33,600	570,171
Komatsu, Ltd.	12,200	354,295
Mitsubishi Chemical Group Corp.	58,600	358,756
Mitsubishi Electric Corp.	37,200	560,640
Mitsubishi Heavy Industries, Ltd.	7,200	489,703
Panasonic Holdings Corp.	30,800	296,780
Renesas Electronics Corp. (A)	39,800	673,067
Sony Group Corp.	9,700	975,143
Sumitomo Mitsui Financial Group, Inc.	10,700	563,639
Suzuki Motor Corp.	10,700	489,561
Netherlands 3.0%		744,070
ING Groep NV	26,706	382,634
Stellantis NV	16,239	361,436
Singapore 1.8%		452,188
United Overseas Bank, Ltd.	21,300	452,188
South Korea 5.7%		1,440,505
Samsung Electronics Company, Ltd., GDR (B)	137	187,416
Samsung Electronics Company, Ltd., GDR (London Stock Exchange)	916	1,253,089
Switzerland 6.0%		1,512,233
Glencore PLC	85,346	456,962
2	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Switzerland (continued)
Novartis AG	10,126	$1,055,271
United Kingdom 13.7%		3,433,186
AstraZeneca PLC	4,622	618,018
BAE Systems PLC	45,441	681,093
IMI PLC	13,708	294,141
NatWest Group PLC	121,425	348,224
Reckitt Benckiser Group PLC	6,875	499,734
SSE PLC	21,644	464,429
Tesco PLC	144,545	527,547

Total investments (Cost $24,730,960) 99.5%	$25,030,698
Other assets and liabilities, net 0.5%	125,095
Total net assets 100.0%	$25,155,793

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Industrials	20.0%
Financials	18.3%
Materials	12.8%
Consumer discretionary	10.1%
Information technology	9.6%
Health care	8.8%
Energy	8.8%
Consumer staples	6.7%
Utilities	4.4%
Other assets and liabilities, net	0.5%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 96.1%		$2,472,897
(Cost $2,172,433)
Communication services 10.1%		259,035
Entertainment 3.7%
Atlanta Braves Holdings, Inc., Series C (A)	24	967
Liberty Media Corp.-Liberty Formula One, Series C (A)	914	61,467
Liberty Media Corp.-Liberty Live, Series C (A)	36	1,342
Warner Brothers Discovery, Inc. (A)	2,966	29,719
Interactive media and services 6.4%
Alphabet, Inc., Class A (A)	1,024	143,462
CarGurus, Inc. (A)	950	22,078
Consumer discretionary 19.6%		504,850
Automobile components 0.3%
Mobileye Global, Inc., Class A (A)	283	7,318
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	3

	Shares	Value
Consumer discretionary (continued)
Broadline retail 7.7%
Amazon.com, Inc. (A)	1,284	$199,278
Household durables 5.6%
Lennar Corp., A Shares	766	114,785
NVR, Inc. (A)	4	28,301
Leisure products 1.6%
Polaris, Inc.	448	40,302
Specialty retail 3.1%
Avolta AG, ADR (A)	7,194	27,157
Group 1 Automotive, Inc.	205	53,312
Textiles, apparel and luxury goods 1.3%
Canada Goose Holdings, Inc. (A)	1,837	22,026
Salvatore Ferragamo SpA, ADR	1,942	12,371
Consumer staples 3.4%		88,276
Beverages 1.7%
Anheuser-Busch InBev SA/NV, ADR	711	43,897
Consumer staples distribution and retail 1.2%
Walmart, Inc.	181	29,910
Food products 0.5%
The Hain Celestial Group, Inc. (A)	1,351	14,469
Energy 4.2%		109,318
Oil, gas and consumable fuels 4.2%
Cheniere Energy, Inc.	439	71,992
Suncor Energy, Inc.	1,127	37,326
Financials 16.6%		427,436
Banks 3.6%
First Hawaiian, Inc.	4,274	92,703
Capital markets 13.0%
KKR & Company, Inc.	1,234	106,840
Morgan Stanley	978	85,321
S&P Global, Inc.	121	54,250
The Goldman Sachs Group, Inc.	230	88,322
Health care 6.1%		157,436
Biotechnology 1.2%
Alnylam Pharmaceuticals, Inc. (A)	63	10,893
Moderna, Inc. (A)	198	20,008
Health care equipment and supplies 1.9%
Hologic, Inc. (A)	675	50,247
Health care providers and services 1.7%
Elevance Health, Inc.	88	43,423
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	33	17,786
Pharmaceuticals 0.6%
Elanco Animal Health, Inc. (A)	1,023	15,079
Industrials 6.2%		158,509
Electrical equipment 2.0%
Regal Rexnord Corp.	318	42,440
Sensata Technologies Holding PLC	251	9,079
4	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery 1.7%
Parker-Hannifin Corp.	93	$43,199
Trading companies and distributors 2.5%
United Rentals, Inc.	102	63,791
Information technology 24.7%		635,145
Semiconductors and semiconductor equipment 9.2%
Analog Devices, Inc.	408	78,483
NVIDIA Corp.	195	119,978
Texas Instruments, Inc.	242	38,749
Software 11.5%
Autodesk, Inc. (A)	147	37,310
Microsoft Corp.	73	29,023
Oracle Corp.	357	39,877
Roper Technologies, Inc.	76	40,812
Salesforce, Inc. (A)	316	88,824
Workday, Inc., Class A (A)	204	59,378
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	557	102,711
Materials 1.1%		28,465
Chemicals 1.1%
Axalta Coating Systems, Ltd. (A)	878	28,465
Real estate 4.1%		104,427
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,626	5,675
Specialized REITs 3.9%
American Tower Corp.	35	6,848
Crown Castle, Inc.	849	91,904

	Yield (%)	Shares	Value
Short-term investments 3.9%			$99,271
(Cost $99,257)
Short-term funds 3.9%			99,271
John Hancock Collateral Trust (B)	5.3658(C)	9,926	99,271

Total investments (Cost $2,271,690) 100.0%	$2,572,168
Other assets and liabilities, net 0.0%	946
Total net assets 100.0%	$2,573,114

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-24.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	5

INTERNATIONAL HIGH DIVIDEND ETF

As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 97.4%		$7,462,200
(Cost $6,714,942)
Australia 4.5%		344,705
ANZ Group Holdings, Ltd.	1,127	20,264
BHP Group, Ltd.	4,397	137,397
Fortescue, Ltd.	7,567	149,465
Woodside Energy Group, Ltd.	1,754	37,579
Austria 0.3%		22,457
EVN AG	806	22,457
Belgium 0.2%		18,055
Solvay SA	154	4,256
Syensqo SA (A)	154	13,799
Canada 5.8%		441,716
Canadian Imperial Bank of Commerce	515	23,421
Canadian Natural Resources, Ltd.	288	18,547
Great-West Lifeco, Inc.	567	19,046
Laurentian Bank of Canada	5,247	104,190
Martinrea International, Inc.	14,253	147,325
Power Corp. of Canada	3,726	109,294
Suncor Energy, Inc.	597	19,893
Denmark 4.2%		319,365
AP Moller - Maersk A/S, Series B	93	172,463
Novo Nordisk A/S, B Shares	1,301	146,902
Finland 1.7%		127,879
Fortum OYJ	9,277	127,879
France 5.8%		441,363
Carrefour SA	6,611	113,607
Klepierre SA	4,823	126,207
Publicis Groupe SA	926	93,646
Sanofi	1,064	107,903
Germany 9.9%		760,368
Bayer AG	1,388	43,573
Bayerische Motoren Werke AG	1,352	142,132
Deutsche Telekom AG	3,771	93,169
DWS Group GmbH & Company KGaA (B)	2,959	122,076
Heidelberg Materials AG	1,172	109,333
Mercedes-Benz Group AG	1,830	124,936
RWE AG	3,356	125,149
Hong Kong 5.7%		436,234
CK Hutchison Holdings, Ltd.	28,392	146,732
Jardine Matheson Holdings, Ltd.	2,318	93,415
Swire Pacific, Ltd., Class A	16,080	124,448
WH Group, Ltd. (B)	121,743	71,639
Italy 5.3%		409,684
Assicurazioni Generali SpA	5,193	116,710
Eni SpA	9,126	146,853
Poste Italiane SpA (B)	13,365	146,121
6	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Japan 26.2%		$2,009,159
Daiwa House Industry Company, Ltd.	2,500	78,399
FUJIFILM Holdings Corp.	2,317	149,157
Hitachi, Ltd.	259	20,686
Honda Motor Company, Ltd.	1,761	20,185
Japan Tobacco, Inc.	4,537	120,894
JFE Holdings, Inc.	9,800	157,115
Komatsu, Ltd.	2,700	78,409
Lawson, Inc.	363	20,977
Marubeni Corp.	8,786	152,759
Mitsubishi Corp.	8,100	142,134
Mitsui & Company, Ltd.	3,596	148,367
Mizuho Financial Group, Inc.	8,529	157,656
Nippon Steel Corp.	5,900	144,094
Ricoh Company, Ltd.	8,100	64,722
Seiko Epson Corp.	4,968	73,632
Shionogi & Company, Ltd.	916	44,555
Sojitz Corp.	3,136	75,174
Sumitomo Corp.	6,795	158,748
Suzuki Motor Corp.	451	20,635
Toyota Motor Corp.	951	19,518
Toyota Tsusho Corp.	2,410	161,343
Netherlands 4.1%		313,604
ABN AMRO Bank NV (B)	9,178	136,185
ASML Holding NV	104	90,173
Koninklijke Ahold Delhaize NV	3,088	87,246
Norway 1.7%		129,815
Yara International ASA	3,885	129,815
Singapore 4.5%		346,389
DBS Group Holdings, Ltd.	6,223	148,456
Oversea-Chinese Banking Corp., Ltd.	12,818	123,638
Wilmar International, Ltd.	30,086	74,295
Spain 5.0%		384,454
Banco Bilbao Vizcaya Argentaria SA	13,457	126,823
Iberdrola SA	1,453	17,638
Repsol SA	7,104	106,028
Telefonica SA	32,713	133,965
Switzerland 3.7%		282,688
ABB, Ltd.	3,294	140,883
Adecco Group AG	2,788	122,004
Novartis AG	190	19,801
United Kingdom 8.8%		674,265
British American Tobacco PLC	4,992	148,660
GSK PLC	7,415	148,061
J Sainsbury PLC	40,044	137,786
Land Securities Group PLC	16,730	142,657

Tesco PLC	26,605	97,101
Preferred securities 2.0%		$154,649
(Cost $148,683)
Germany 2.0%		154,649
Volkswagen AG	1,188	154,649

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	7

	Yield (%)	Shares	Value
Short-term investments 0.2%			$12,871
(Cost $12,868)
Short-term funds 0.2%			12,871
John Hancock Collateral Trust (C)	5.3658(D)	1,287	12,871

Total investments (Cost $6,876,493) 99.6%	$7,629,720
Other assets and liabilities, net 0.4%	32,917
Total net assets 100.0%	$7,662,637

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Industrials	21.0%
Financials	17.7%
Consumer staples	11.4%
Materials	11.0%
Consumer discretionary	8.2%
Health care	6.7%
Real estate	6.2%
Information technology	4.9%
Energy	4.3%
Communication services	4.2%
Utilities	3.8%
Short-term investments and other	0.6%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 99.0%		$7,542,987
(Cost $6,476,837)
Communication services 4.2%		318,182
Diversified telecommunication services 2.1%
Verizon Communications, Inc.	3,818	161,692
Media 2.1%
Comcast Corp., Class A	605	28,157
Omnicom Group, Inc.	572	51,697
The Interpublic Group of Companies, Inc.	2,323	76,636
Consumer discretionary 5.5%		416,651
Automobiles 0.2%
Ford Motor Company	1,496	17,533
Hotels, restaurants and leisure 1.3%
Starbucks Corp.	1,042	96,937
Household durables 0.4%
Garmin, Ltd.	227	27,124
Leisure products 0.3%
Hasbro, Inc.	427	20,902
8	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail 3.1%
Best Buy Company, Inc.	1,008	$73,070
Dick’s Sporting Goods, Inc.	301	44,870
The Home Depot, Inc.	185	65,298
Williams-Sonoma, Inc.	268	51,829
Textiles, apparel and luxury goods 0.2%
NIKE, Inc., Class B	188	19,088
Consumer staples 4.3%		328,282
Consumer staples distribution and retail 0.5%
Target Corp.	287	39,916
Food products 0.3%
Archer-Daniels-Midland Company	378	21,009
Tobacco 3.5%
Altria Group, Inc.	3,582	143,710
Philip Morris International, Inc.	1,361	123,647
Energy 4.8%		368,622
Oil, gas and consumable fuels 4.8%
Chevron Corp.	405	59,709
Exxon Mobil Corp.	1,214	124,811
Kinder Morgan, Inc.	2,176	36,818
ONEOK, Inc.	2,158	147,284
Financials 12.4%		945,944
Banks 2.1%
Huntington Bancshares, Inc.	1,467	18,675
Truist Financial Corp.	3,866	143,274
Capital markets 6.1%
BlackRock, Inc.	184	142,473
CME Group, Inc.	751	154,586
Franklin Resources, Inc.	821	21,863
T. Rowe Price Group, Inc.	1,309	141,961
Consumer finance 0.9%
Ally Financial, Inc.	1,173	43,026
American Express Company	126	25,293
Insurance 3.3%
Fidelity National Financial, Inc.	1,402	70,142
Principal Financial Group, Inc.	456	36,070
Prudential Financial, Inc.	1,416	148,581
Health care 11.5%		877,240
Biotechnology 2.6%
Amgen, Inc.	214	67,252
Gilead Sciences, Inc.	1,652	129,286
Health care equipment and supplies 1.4%
Abbott Laboratories	706	79,884
Medtronic PLC	290	25,387
Health care providers and services 0.6%
UnitedHealth Group, Inc.	89	45,545
Life sciences tools and services 0.7%
Danaher Corp.	145	34,787
Thermo Fisher Scientific, Inc.	36	19,403
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	9

	Shares	Value
Health care (continued)
Pharmaceuticals 6.2%
Eli Lilly & Company	237	$153,010
Johnson & Johnson	610	96,929
Merck & Company, Inc.	1,249	150,854
Pfizer, Inc.	2,766	74,903
Industrials 10.1%		766,574
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	883	125,298
Electrical equipment 1.0%
Rockwell Automation, Inc.	295	74,718
Ground transportation 0.9%
Old Dominion Freight Line, Inc.	76	29,718
Union Pacific Corp.	151	36,833
Machinery 2.2%
AGCO Corp.	1,052	128,691
Caterpillar, Inc.	119	35,737
Professional services 2.3%
Automatic Data Processing, Inc.	227	55,792
Paychex, Inc.	955	116,252
Trading companies and distributors 2.1%
W.W. Grainger, Inc.	25	22,391
Watsco, Inc.	361	141,144
Information technology 34.7%		2,642,961
Communications equipment 1.7%
Cisco Systems, Inc.	2,524	126,654
IT services 4.3%
Accenture PLC, Class A	439	159,743
IBM Corp.	933	171,355
Semiconductors and semiconductor equipment 12.9%
Analog Devices, Inc.	94	18,082
Broadcom, Inc.	140	165,200
KLA Corp.	185	109,897
Lam Research Corp.	125	103,146
Marvell Technology, Inc.	661	44,750
Monolithic Power Systems, Inc.	191	115,120
NVIDIA Corp.	410	252,261
NXP Semiconductors NV	126	26,532
Qualcomm, Inc.	527	78,265
Texas Instruments, Inc.	445	71,253
Software 9.0%
Gen Digital, Inc.	1,129	26,509
Intuit, Inc.	250	157,833
Microsoft Corp.	1,253	498,162
Technology hardware, storage and peripherals 6.8%
Apple, Inc.	2,574	474,646
HP, Inc.	1,517	43,553
Materials 2.6%		195,850
Chemicals 1.8%
LyondellBasell Industries NV, Class A	1,488	140,051
10	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging 0.5%
Packaging Corp. of America	227	$37,655
Metals and mining 0.3%
Southern Copper Corp.	221	18,144
Real estate 7.0%		537,609
Retail REITs 1.9%
Simon Property Group, Inc.	1,053	145,956
Specialized REITs 5.1%
Gaming and Leisure Properties, Inc.	2,424	110,656
Public Storage	503	142,445
VICI Properties, Inc.	4,600	138,552
Utilities 1.9%		145,072
Electric utilities 1.9%
Evergy, Inc.	474	24,065
NextEra Energy, Inc.	743	43,562
The Southern Company	1,114	77,445

	Yield (%)	Shares	Value
Short-term investments 1.3%			$100,193
(Cost $100,164)
Short-term funds 1.3%			100,193
John Hancock Collateral Trust (A)	5.3658(B)	10,018	100,193

Total investments (Cost $6,577,001) 100.3%	$7,643,180
Other assets and liabilities, net (0.3%)	(20,162)
Total net assets 100.0%	$7,623,018

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 1-31-24.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	11

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there  were no sales during the day or closing prices are not available, the securities are valued using  the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Select ETF
Investments in securities:
Assets
Common stocks	$25,030,698	$25,030,698	—	—
Total investments in securities	$25,030,698	$25,030,698	—	—

Fundamental All Cap Core ETF
Investments in securities:
Assets
Common stocks	$2,472,897	$2,472,897	—	—
Short-term investments	99,271	99,271	—	—
Total investments in securities	$2,572,168	$2,572,168	—	—

International High Dividend ETF
Investments in securities:
Assets
Common stocks	$7,462,200	$7,462,200	—	—
Preferred securities	154,649	154,649	—	—
Short-term investments	12,871	12,871	—	—
Total investments in securities	$7,629,720	$7,629,720	—	—

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	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$7,542,987	$7,542,987	—	—
Short-term investments	100,193	100,193	—	—
Total investments in securities	$7,643,180	$7,643,180	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental All Cap Core ETF
John Hancock Collateral Trust	9,926	—	$224,651	$(125,396)	$2	$14	$893	—	$99,271
International High Dividend ETF
John Hancock Collateral Trust	1,287	$94,864	$2,004,359	$(2,086,307)	$(48)	$3	$3,601	—	$12,871
U.S. High Dividend ETF
John Hancock Collateral Trust	10,018	$18,765	$2,289,099	$(2,207,691)	$(8)	$28	$3,563	—	$100,193
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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